SCHEDULE OF AMOUNT DUE TO RELATED PARTY (Details) - SGD ($)		Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties		$ 39,553	$ 869,892
Premium Rich Engineering Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties	[1]	8,491	56,167
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to related parties	[2]	$ 31,062	$ 813,725

[1]	100% shares held by Mr. Gao
[2]	60% shares held by our Company’s Chief Executive Officer, Mr Gao